Consolidated Statements of Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues from sales of products		$ 263,445	$ 394,004
Cost of sales (Note 13)		(55,178)	(158,313)
Gross profit		208,267	235,691
Research and development expenses (Note 14)		(1,938,234)	(770,826)
Selling and marketing expenses		(271,966)	(567,598)
General and administrative expenses (Note 15)		(5,575,843)	(4,716,909)
Operating loss		(7,577,776)	(5,819,642)
Financing income, net (Note 16)		46,511	39,801
Other income (Note 10(21))		984,940
Changes in fair value of an investment in an associate measured under the fair value option (Note 5)		(713,593)
Net loss	[1]	(7,259,918)	(5,779,841)
Less: Net loss attributable to non-controlling interests		737,510	40,241
Net loss attributable to the Company’s stockholders’ equity		$ (6,522,408)	$ (5,739,600)
Earnings Per Share, Diluted	[2]	$ 5.43	$ 10.85
Weighted Average Number of Shares Outstanding, Diluted	[2]	1,200,608	528,776

[1]	Adjusted to reflect
[2]	Adjusted to reflect